                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4646
                                   ------------


                     RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:       8/31
                         --------------
Date of reporting period:     11/30
                         --------------

                              PORTFOLIO HOLDINGS
                                     FOR
                    RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND
                  RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND
                     RIVERSOURCE MICHIGAN TAX-EXEMPT FUND
                    RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
                     RIVERSOURCE NEW YORK TAX-EXEMPT FUND
                       RIVERSOURCE OHIO TAX-EXEMPT FUND
                               AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource California Tax-Exempt Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (98.0%)

NAME OF                  COUPON    PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Abag Finance Authority for Nonprofit Corporations
   Revenue Bonds
   San Diego Hospital Association
   Series 2001A
     08-15-20             6.13%   $2,500,000                 $2,727,500
Alhambra City Elementary School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999A (FSA)
     09-01-22             5.95     1,055,000(b)                 538,409
Anaheim Union High School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2002A (FSA)
     08-01-16             5.38     1,550,000                  1,703,714
Beaumont Financing Authority
   Revenue Bonds
   Series 2000A
     09-01-32             7.38     1,955,000                  2,110,970
Beverly Hills Public Financing Authority
   Revenue Bonds
   Capital Improvements Project
   Series 1998A
     06-01-23             5.00     3,000,000                  3,080,430

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

California County Tobacco Securitization Agency
   Asset-backed Revenue Bonds
   Alameda County
   Series 2002
     06-01-29             5.75%     $785,000                   $827,759
     06-01-42             6.00       240,000                    258,972
California Educational Facilities Authority
   Revenue Bonds
   Stanford University
   Series 1997N
     12-01-27             5.20     1,000,000                  1,025,550
California Educational Facilities Authority
   Revenue Bonds
   University of Southern California
   Series 2003A
     10-01-33             5.00     2,000,000                  2,109,500
California Educational Facilities Authority
   Revenue Bonds
   University of the Pacific
   Series 2006
     11-01-25             5.00     1,685,000                  1,786,791
California Health Facilities Financing Authority
   Prerefunded Revenue Bonds
   Sutter Health
   Series 1999A (MBIA)
     08-15-28             5.35       160,000                    169,234

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

California Health Facilities Financing Authority
   Refunding Revenue Bonds
   Cedars-Sinai Medical Center
   Series 2005
     11-15-18             5.00%   $1,500,000                 $1,609,485
     11-15-34             5.00     1,525,000                  1,597,758
California Health Facilities Financing Authority
   Revenue Bonds
   Catholic Healthcare West
   Series 2004G
     07-01-23             5.25     3,500,000                  3,743,179
California Health Facilities Financing Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006A
     04-01-39             5.25     2,000,000                  2,152,500
California Housing Finance Agency
   Revenue Bonds
   Home Mtge
   Series 2006H (FGIC) A.M.T.
     08-01-30             5.75     2,000,000                  2,165,820
California Housing Finance Agency
   Revenue Bonds
   Home Mtge
   Series 2006K A.M.T.
     02-01-42             5.50     1,000,000                  1,071,200



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006


RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

California Infrastructure & Economic Development Bank
   Prerefunded Revenue Bonds
   Bay Area Toll Bridges
   1st Lien
   Series 2003A (AMBAC)
     07-01-36             5.00%     $225,000                   $259,274
California Rural Home Mortgage Finance Authority
   Revenue Bonds
   Mortgage-backed Securities Program
   Series 1998B-5 (GNMA/FNMA/FHLMC) A.M.T.
     12-01-29             6.35        50,000                     50,097
California State Department of Water Resources
   Revenue Bonds
   Series 2002A (MBIA)
     05-01-09             5.25     1,700,000                  1,770,805
California State Public Works Board
   Revenue Bonds
   Department of General Services
   Capital East End
   Series 2002A
     12-01-06             5.00     1,000,000                  1,000,036
California Statewide Communities Development Authority
   Prerefunded Revenue Bonds
   Thomas Jefferson School of Law Project
   Series 2001
     10-01-31             7.75     2,460,000                  2,871,681
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2004E
     04-01-32             3.88       750,000                    753,338
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006B
     03-01-45             5.25     1,000,000                  1,069,060
Chabot-Las Positas Community College District
   Unlimited General Obligation Bonds
   Capital Appreciation Election 2004-B
   Zero Coupon
   Series 2006 (AMBAC)
     08-01-19             4.75     1,000,000(b)                 576,480
City of Long Beach
   Refunding Revenue Bonds
   Series 2005A (MBIA) A.M.T.
     05-15-20             5.00     1,500,000                  1,604,340
     05-15-21             5.00     1,000,000                  1,067,350
City of Los Angeles
   Revenue Bonds
   Series 2003A (FSA)
     02-01-13             5.00     2,000,000                  2,172,820
Clovis Unified School District
   Unlimited General Obligation Bonds
   Capital Appreciation Election 2004
   Zero Coupon
   Series 2004A (FGIC)
     08-01-24             4.65     5,000,000(b)               2,351,000

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2004A
     07-01-24             5.00%   $1,000,000(c)              $1,053,390
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 2006B
     07-01-32             5.25     1,250,000(c)               1,365,937
     07-01-35             5.00     1,250,000(c)               1,326,088
County of Riverside
   Certificate of Participation
   Series 1998 (MBIA)
     12-01-21             5.00     1,530,000                  1,581,423
County of San Diego
   Certificate of Participation
   Series 1993 Inverse Floater (AMBAC)
     09-01-07             7.17     3,200,000(h)               3,297,855
Desert Sands Unified School District
   Refunding Certificate of Participation
   Series 2003 (MBIA)
     03-01-17             5.25     1,135,000                  1,243,404
Eastern Municipal Water
   Special Tax Bonds
   District #2004-27 Cottonwood
   Series 2006
     09-01-27             5.00       200,000                    204,068
     09-01-36             5.00       500,000                    509,620
Encinitas Union School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1996 (MBIA)
     08-01-15             5.85     2,500,000(b)               1,789,575
Fontana Unified School District
   Unlimited General Obligation Bonds
   Convertible Capital Appreciation
   Series 1997D (FGIC)
     05-01-22             5.75     2,000,000                  2,138,240
Golden State Tobacco Securitization Corporation
   Enhanced Asset-backed Revenue Bonds
   Series 2005A
     06-01-45             5.00     1,300,000                  1,345,669
Golden State Tobacco Securitization Corporation
   Prerefunded Enhanced Asset-backed Revenue Bonds
   Series 2003B (FSA)
     06-01-43             5.00       110,000                    119,238
Golden State Tobacco Securitization Corporation
   Revenue Bonds
   Series 2003A-1
     06-01-33             6.25     2,490,000                  2,799,756
     06-01-39             6.75     1,510,000                  1,740,577
     06-01-40             6.63       750,000                    855,998
Inglewood Redevelopment Agency
   Refunding Tax Allocation Bonds
   Merged Redevelopment Project
   Series 1998A (AMBAC)
     05-01-23             5.25     1,100,000                  1,267,398

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Lake Elsinore Public Financing Authority
   Revenue Bonds
   Series 1997F
     09-01-20             7.10%     $780,000                   $812,698
Lammersville School District Community Facilities District
   Special Tax Bonds
   #2002 Mountain House
   Series 2006
     09-01-35             5.13     1,000,000                  1,026,390
Lancaster Redevelopment Agency
   Refunding Tax Allocation Bonds
   Combined Redevelopment Project Areas
   Series 2003 (MBIA)
     08-01-17             5.13     1,840,000                  2,074,269
Los Angeles Department of Water & Power
   Revenue Bonds
   Power System
   Series 2003B (FSA)
     07-01-16             5.13     1,460,000                  1,595,488
     07-01-17             5.13     2,315,000                  2,522,748
Los Angeles Harbor Department
   Refunding Revenue Bonds
   Series 2006A (MBIA) A.M.T.
     08-01-13             5.00     2,000,000(f)               2,148,380
Los Angeles Harbor Department
   Revenue Bonds
   Series 1988 Escrowed to Maturity
     10-01-18             7.60       880,000                  1,082,004
Menlo Park
   Unlimited General Obligation Bonds
   Series 2002
     08-01-32             5.30     1,900,000                  2,059,068
Merced Community College District
   Refunding Revenue Bonds
   School Facilities Financing Authority
   Series 2006 (MBIA)
     08-01-21             5.00       700,000                    788,648
Metropolitan Water District of Southern California
   Prerefunded Revenue Bonds
   Series 1997A
     07-01-26             5.00     1,735,000                  1,781,047
Oxnard School District
   Unlimited General Obligation Refunding Bonds
   Series 2001A (MBIA)
     08-01-30             5.75     2,575,000                  3,165,859
Pittsburg Redevelopment Agency
   Tax Allocation Bonds
   Los Medanos Community Development Project
   Zero Coupon
   Series 1999 (AMBAC)
     08-01-24             6.05     2,100,000(b)                 987,420
Port of Oakland
   Revenue Bonds
   Series 1997G (MBIA) A.M.T.
     11-01-25             5.38     3,080,000                  3,191,187



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006


RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Port of Oakland
   Revenue Bonds
   Series 2000K (FGIC) A.M.T.
     11-01-18             5.63%   $1,000,000                 $1,064,980
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
     07-01-36             5.00     1,000,000(c)               1,073,740
Puerto Rico Public Finance Corporation
   Revenue Bonds
   Commonwealth Appropriation
   Series 2004A (MBIA)
     08-01-29             5.25     1,000,000(c)               1,077,940
San Diego Public Water Facilities Financing Authority
   Revenue Bonds
   Series 2002 (MBIA)
     08-01-26             5.00     2,500,000                  2,638,250
San Diego Unified School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999A (FGIC)
     07-01-12             3.70     3,420,000(b)               2,778,955
San Francisco Bay Area Transit Financing Authority
   Revenue Bonds
   Series 2001 (AMBAC)
     07-01-36             5.13     2,000,000                  2,104,200
San Francisco City & County Airports Commission
   Refunding Revenue Bonds
   2nd Series 2001-27B (FGIC)
     05-01-16             5.25     2,170,000                  2,330,146
San Francisco City & County Public Utilities Commission
   Revenue Bonds
   Series 2002A (MBIA)
     11-01-25             5.00     2,000,000                  2,117,140
San Juan Unified School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999 (FSA)
     08-01-21             5.68       820,000(b)                 442,734
     08-01-24             5.70     1,810,000(b)                 851,062
San Mateo County Community College District
   Unlimited General Obligation Bonds
   Election of 2001
   Series 2002A (FGIC)
     09-01-18             5.38     1,000,000                  1,097,760
San Ysidro School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Election of 1997
   Zero Coupon
   Series 2005D (FGIC)
     08-01-27             4.91     2,500,000(b)               1,023,650

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Santa Maria Joint Union High School District
   Prerefunded Unlimited General Obligation Bonds
   Election of 2000
   Series 2003B (FSA)
     08-01-27             5.00%   $3,000,000                 $3,333,389
Semitropic Improvement District
   Revenue Bonds
   Series 2004A (XLCA)
     12-01-28             5.00     2,000,000                  2,120,160
State of California
   Prerefunded Unlimited General Obligation Bonds
   Series 2000
     05-01-19             5.63     1,365,000(f)               1,468,986
     10-01-25             5.38     2,500,000                  2,670,437
State of California
   Unlimited General Obligation Bonds
   Series 2001
     03-01-31             5.13     2,500,000                  2,614,450
     06-01-31             5.13     2,500,000                  2,620,800
State of California
   Unlimited General Obligation Bonds
   Series 2002
     02-01-15             6.00     1,000,000(f)               1,157,540
State of California
   Unlimited General Obligation Bonds
   Series 2003
     02-01-10             5.00     1,000,000                  1,043,490
     02-01-21             5.25     2,500,000                  2,711,275
     02-01-29             5.25     2,500,000                  2,673,100
     02-01-32             5.00     2,500,000                  2,629,775
State of California
   Unlimited General Obligation Bonds
   Series 2003 (FGIC)
     11-01-20             5.25     1,000,000                  1,101,980
State of California
   Unlimited General Obligation Bonds
   Series 2004
     03-01-14             5.25     2,000,000                  2,203,180
     04-01-29             5.30     2,000,000                  2,174,080
     02-01-33             5.00     1,000,000                  1,054,640
State of California
   Unlimited General Obligation Bonds
   Series 2004 (FGIC)
     02-01-33             5.00     2,500,000                  2,652,500
State of California
   Unlimited General Obligation Bonds
   Series 2004A
     01-01-11             5.25     1,000,000                  1,065,930
State of California
   Unlimited General Obligation Bonds
   Series 2004A (FGIC)
     07-01-17             5.00     2,000,000                  2,131,780

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

State of California
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2003
     11-01-22             5.00%   $2,000,000                 $2,123,280
     11-01-23             5.13     2,500,000                  2,685,300
     11-01-24             5.13     2,000,000                  2,145,740
     11-01-29             5.25       500,000                    539,875
State of California
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2005
     06-01-28             5.00     2,000,000                  2,133,840
State of California
   Unlimited General Obligation Bonds
   Veterans
   Series 2000BJ A.M.T.
     12-01-12             4.95     2,250,000                  2,327,940
     12-01-13             5.05     1,435,000(f)               1,489,186
     12-01-14             5.15     2,535,000                  2,630,468
State of California
   Unrefunded Unlimited General Obligation Bonds
   Series 2000
     05-01-19             5.63       400,000                    430,072
Stockton
   Revenue Bonds
   Mortgage-backed Securities Program
   Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
     02-01-23             7.50        30,000                     30,085
Tobacco Securitization Authority of Northern California
   Prerefunded Asset-backed Revenue Bonds
   Series 2001A
     06-01-41             5.38       255,000                    275,030
Tobacco Securitization Authority of Southern California
   Revenue Bonds
   Series 2006-A1
     06-01-37             5.00     2,000,000                  2,038,800
University of California
   Revenue Bonds
   Multiple Purpose Projects
   Series 2003Q (FSA)
     09-01-18             5.00     2,000,000                  2,135,060
University of California
   Revenue Bonds
   Multiple Purpose
   Series 2000K (FGIC)
     09-01-20             5.00     1,010,000                  1,042,371
Walnut Energy Center Authority
   Revenue Bonds
   Series 2004A (AMBAC)
     01-01-29             5.00     2,500,000                  2,641,575
     01-01-34             5.00     1,000,000                  1,054,430
Whittier Union High School District
   Prerefunded Unlimited General Obligation Bonds
   Election of 1999
   Series 2003D (FSA)
     08-01-28             5.00     2,615,000                  2,835,968
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $165,456,912)                                       $174,685,563
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006


RiverSource California Tax-Exempt Fund

MUNICIPAL NOTES (0.7%)

ISSUE(d,e,g)           EFFECTIVE     AMOUNT                  VALUE(a)
                         YIELD     PAYABLE AT
                                    MATURITY

California Health Facilities Financing Authority
   Revenue Bonds
   Adventist Health System/West
   V.R.D.N. Series 1998B
   (California State Teachers Retirement) MBIA
     09-01-28             3.55%     $700,000                   $700,000
California State Department of Water Resources
   Revenue Bonds
   V.R.D.N. Series 2002B-3 (Bank of New York)
     05-01-22             3.52       200,000                    200,000

MUNICIPAL NOTES (CONTINUED)

ISSUE(d,e,g)           EFFECTIVE     AMOUNT                  VALUE(a)
                         YIELD     PAYABLE AT
                                    MATURITY

California State Department of Water Resources
   Revenue Bonds
   V.R.D.N. Series 2005F-4 (Bank of America)
     05-01-22             3.55%     $400,000                   $400,000
-----------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,300,000)                                           $1,300,000
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $166,756,912)(i)                                    $175,985,563
=======================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      3.3% of net assets at Nov. 30, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      CIFG     -- IXIS Financial Guaranty
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Nov. 30, 2006, the value of securities subject to alternative minimum tax represented
                  10.6% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(f) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                          NOTIONAL AMOUNT
      -------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                            $2,100,000
      U.S. Treasury Note, Dec. 2006, 10-year                          3,600,000

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.
      Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 2006. At Nov. 30, 2006, the value of inverse floaters represented 1.9% of net assets.

(i) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $166,757,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $9,260,000
      Unrealized depreciation                                           (31,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                    $9,229,000
      -------------------------------------------------------------------------



--------------------------------------------------------------------------------
4   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource California Tax-Exempt Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
5   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Massachusetts Tax-Exempt Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (95.4%)

NAME OF                  COUPON    PRINCIPAL                 VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Boston Metropolitan District
   Unlimited General Obligation Refunding Bonds
   Series 2002A
     12-01-11             5.13%   $2,050,000                 $2,190,630
City of Boston
   Revenue Bonds
   Series 2004A
     11-01-22             5.00     1,000,000                  1,074,880
City of Boston
   Unlimited General Obligation Bonds
   Series 2005A
     01-01-14             5.00     1,000,000                  1,089,960
City of Boston
   Unlimited General Obligation Refunding Bonds
   Series 2003A (MBIA)
     02-01-23             5.00     1,000,000                  1,060,190
City of Springfield
   Limited General Obligation Bonds
   State Qualified
   Series 2003 (MBIA)
     01-15-20             5.25     1,405,000                  1,530,298
Commonwealth of Massachusetts
   Limited General Obligation Bonds
   Consolidated Loan
   Series 2002C (FSA)
     11-01-15             5.50     2,500,000                  2,850,899
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 1997A (AMBAC)
     08-01-10             5.75     2,185,000                  2,352,218
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 2004B
     08-01-22             5.25       500,000                    575,330
     08-01-28             5.25       500,000                    589,145
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 2004B (MBIA)
     08-01-27             5.25       500,000                    590,390
Commonwealth of Massachusetts
   Prerefunded Limited General Obligation Bonds
   Consolidated Loan
   Series 2002A (FGIC)
     01-01-14             5.00     2,500,000                  2,572,249
Commonwealth of Massachusetts
   Prerefunded Limited General Obligation Bonds
   Consolidated Loan
   Series 2002C
     11-01-30             5.25      2,000000                  2,170,760
Commonwealth of Massachusetts
   Prerefunded Unlimited General Obligation Bonds
   Consolidated Loan
   Series 2003D
     10-01-22             5.25     1,000,000                  1,096,440

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                 VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Commonwealth of Massachusetts
   Refunding Revenue Bonds
   Series 2005 (FGIC)
     01-01-28             5.50%     $500,000                   $607,710
Commonwealth of Massachusetts
   Revenue Bonds
   Grant Anticipation Notes
   Series 1998A (FSA)
     06-15-09             5.25     1,500,000(g)               1,560,375
Commonwealth of Massachusetts
   Special Obligation Refunding Bonds
   Federal Highway Grant Anticipation Notes
   Series 2003A (FSA)
     12-15-14             5.00     1,000,000                  1,090,290
Commonwealth of Massachusetts
   Unlimited General Obligation Bonds
   Consolidated Loan
   Series 2005B
     08-01-14             5.00       750,000(g)                 817,583
Commonwealth of Massachusetts
   Unlimited General Obligation Refunding Bonds
   Series 2004A (FSA)
     08-01-20             5.25       500,000                    574,350
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2001 (FSA)
     07-01-16             5.50       500,000(c)                 575,460
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2001A (FGIC)
     07-01-29             5.50       500,000(c)                 614,190
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2006A
     07-01-27             5.25       375,000(c)                 410,715
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public Improvement Bonds
   Series 2006B
     07-01-32             5.25       375,000(c)                 409,781
     07-01-35             5.00       250,000(c)                 265,218
Massachusetts Bay Transportation Authority
   Prerefunded Special Assessment Bonds
   Series 2005A
     07-01-25             5.00       250,000                    275,613
     07-01-26             5.00       250,000                    275,613
Massachusetts Bay Transportation Authority
   Refunding Revenue Bonds
   Series 1992B
     03-01-16             6.20     1,500,000                  1,728,930

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                 VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Massachusetts Bay Transportation Authority
   Revenue Bonds
   Series 2005A
     07-01-30             5.00%     $450,000                   $518,256
     07-01-31             5.00       500,000                    577,750
Massachusetts Development Finance Agency
   Prerefunded Revenue Bonds
   Briarwood
   Series 2001B
     12-01-30             8.25       750,000                    883,178
Massachusetts Development Finance Agency
   Revenue Bonds
   Boston University
   Series 1999P
     05-15-59             6.00       325,000                    405,883
Massachusetts Development Finance Agency
   Revenue Bonds
   Devens Electric System
   Series 2001
     12-01-30             6.00     1,000,000                  1,080,570
Massachusetts Development Finance Agency
   Revenue Bonds
   May Institute
   Series 1999 (Radian Group Financial Guaranty)
     09-01-29             5.75     1,000,000                  1,053,220
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Boston College
   Series 2003N
     06-01-21             5.25     1,000,000                  1,090,490
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Harvard University
   Series 2002FF
     07-15-37             5.13     2,000,000                  2,131,660
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Massachusetts Institute of Technology
   Series 2004M
     07-01-25             5.25     1,000,000                  1,184,510
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Williams College
   Series 2003H
     07-01-33             5.00     1,000,000                  1,059,040
Massachusetts Housing Finance Agency
   Revenue Bonds
   Single Family
   Series 2003-98 A.M.T.
     06-01-23             4.88       985,000                  1,010,974


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006


RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                 VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Massachusetts Housing Finance Agency
   Revenue Bonds
   Single Family
   Series 2006-122 A.M.T.
     12-01-31             4.85%     $750,000                   $771,765
Massachusetts Industrial Finance Agency
   Revenue Bonds
   Tufts University
   Series 1998H (MBIA)
     02-15-28             4.75     1,000,000(g)               1,011,780
Massachusetts Municipal Wholesale Electric Company
   Revenue Bonds
   Nuclear Project #5
   Series 2001A (MBIA)
     07-01-10             5.00     1,000,000                  1,046,850
Massachusetts Port Authority
   Revenue Bonds
   Series 2003A (MBIA)
     07-01-18             5.00     1,000,000                  1,068,580
Massachusetts State Water Pollution Abatement
   Revenue Bonds
   Pool Program
   Series 2004-10
     08-01-34             5.00     1,000,000                  1,063,300
Massachusetts State Water Pollution Abatement
   Unrefunded Revenue Bonds
   Pool Program
   Series 2002-8
     08-01-20             5.00        25,000                     26,631
Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   Series 1998B (FSA)
     08-01-11             5.50     1,430,000                  1,550,535

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                 VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   Series 2005A (MBIA)
     08-01-22             5.00%     $500,000                   $548,470
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 1992A (FGIC)
     07-15-19             6.50     2,000,000                  2,418,139
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 2004D (MBIA)
     08-01-27             4.75     1,000,000                  1,033,350
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
     07-01-13             6.25       300,000(c)                 341,262
Puerto Rico Infrastructure Financing Authority
   Refunding Special Tax Bonds
   Series 2005C (AMBAC)
     07-01-23             5.50       500,000(c)                 596,960
University of Massachusetts Building Authority
   Prerefunded Revenue Bonds
   Series 2003-1 (AMBAC)
     11-01-21             5.25     1,000,000                  1,103,910
University of Massachusetts Building Authority
   Revenue Bonds
   Series 1976 Escrowed to Maturity
     05-01-11             7.50        50,000                     54,361
Woods Hole Martha's Vineyard &
   Nantucket Steamship Authority
   Revenue Bonds
   Series 2004B
     03-01-20             5.00       750,000                    813,668

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                 VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Worcester
   Limited General Obligation Bonds
   Series 2001A (FGIC)
     08-15-12             5.50%   $1,400,000                 $1,513,246
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $52,868,645)                                         $54,907,555
-----------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (2.0%)(b)

NAME OF                  COUPON    PRINCIPAL                 VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d)

Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 (MBIA)
     07-01-17             5.50%   $1,000,000(c)              $1,159,130
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $1,000,000)                                           $1,159,130
-----------------------------------------------------------------------

MUNICIPAL NOTES (1.9%)

ISSUE(e,f)             EFFECTIVE    AMOUNT                   VALUE(a)
                         YIELD    PAYABLE AT
                                   MATURITY

Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Capital Assets Program
   V.R.D.N. Series 1985E (Fleet Natl Bank)
     01-01-35             3.57%   $1,100,000                 $1,100,000
-----------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,100,000)                                           $1,100,000
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $54,968,645)(h)                                      $57,166,685
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b)   Municipal Bonds Held in Trust -- The Fund enters into transactions
      (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's investment in securities.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      7.6% of net assets at Nov. 30, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      CIFG     -- IXIS Financial Guaranty
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance



--------------------------------------------------------------------------------
7   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006


RiverSource Massachusetts Tax-Exempt Fund

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Nov. 30, 2006, the value of securities subject to alternative minimum tax represented
                  3.1% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.
      Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                          NOTIONAL AMOUNT
      -------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                            $  700,000
      U.S. Treasury Note, Dec. 2006, 10-year                          1,200,000

(h) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $54,469,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $2,245,000
      Unrealized depreciation                                           (47,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                    $2,198,000
      -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
8   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Michigan Tax-Exempt Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (96.1%)

NAME OF                  COUPON    PRINCIPAL                 VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Allen Park Public School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-18             5.00%   $1,000,000                 $1,070,560
Anchor Bay School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-29             5.00     1,000,000                  1,054,840
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2001 (FSA)
     07-01-16             5.50       500,000(c)                 575,460
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2001A (FGIC)
     07-01-29             5.50       750,000(c)                 921,285
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2004A
     07-01-24             5.00       500,000(c)                 526,695
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 2006B
     07-01-32             5.25       250,000(c)                 273,188
     07-01-35             5.00       250,000(c)                 265,218
Detroit City School District
   Unlimited General Obligation Bonds
   School Building & Site Improvement
   Series 2003B (FGIC)
   (Qualified School Bond Loan Fund)
     05-01-11             5.25     1,000,000                  1,070,000
Detroit
   Prerefunded Revenue Bonds
   Series 2003B (MBIA)
     07-01-32             5.25     1,500,000                  1,649,190
Detroit
   Revenue Bonds
   Second Lien
   Series 2005A (MBIA)
     07-01-30             5.00       500,000                    534,845
Detroit
   Revenue Bonds
   Senior Lien
   Series 2003A (MBIA)
     07-01-34             5.00     1,375,000                  1,456,180
Detroit
   Unlimited General Obligation Bonds
   Series 2001A-1 (MBIA)
     04-01-15             5.38     1,000,000                  1,081,560

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                 VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Eastern Michigan University
   Prerefunded Revenue Bonds
   Series 2003A (FGIC)
     06-01-28             5.00%   $1,000,000                 $1,083,980
Goodrich Area School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2003B
   (Qualified School Bond Loan Fund)
     05-01-27             5.00       505,000                    549,804
Goodrich Area School District
   Unrefunded Unlimited General Obligation Bonds
   Series 2003B
   (Qualified School Bond Loan Fund)
     05-01-27             5.00       495,000                    527,051
Grand Rapids Building Authority
   Prerefunded Revenue Bonds
   Series 2002A (AMBAC)
     10-01-17             5.50       505,000(h)                 556,919
Grand Rapids Building Authority
   Unrefunded Revenue Bonds
   Series 2002A (AMBAC)
     10-01-17             5.50       765,000                    838,891
Howell Public Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003 (Qualified School Bond Loan Fund)
     05-01-29             5.00     1,000,000                  1,060,400
Jackson
   Limited General Obligation Bonds
   Capital Appreciation
   Downtown Development
   Zero Coupon
   Series 2001 (FSA)
     06-01-21             5.58     1,450,000(b)                 790,627
L'Anse Creuse Public Schools
   Unlimited General Obligation Refunding Bonds
   Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-11             4.00     1,000,000                  1,016,130
Lansing Community College
   Limited General Obligation Bonds
   Series 2002 (FGIC)
     05-01-12             5.00     1,000,000                  1,071,230
Lawton Community Schools
   Prerefunded Unlimited General Obligation Bonds
   Series 2001
   (Qualified School Bond Loan Fund)
     05-01-31             5.00       800,000                    851,040
Lawton Community Schools
   Unrefunded Unlimited General Obligation Bonds
   Series 2001
   (Qualified School Bond Loan Fund)
     05-01-31             5.00       200,000                    209,274

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                 VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Manchester Community Schools
   Prerefunded Unlimited General Obligation Bonds
   Building & Site
   Series 2001
   (Qualified School Bond Loan Fund)
     05-01-26             5.00%   $1,400,000(h)              $1,483,832
Michigan Higher Education Student Loan Authority
   Revenue Bonds
   Student Loan
   Series 2006 XVII-Q (AMBAC) A.M.T.
     03-01-26             4.95       200,000                    209,432
     03-01-31             5.00       375,000                    393,855
Michigan Municipal Bond Authority
   Refunding Revenue Bonds
   Clean Water State Revolving Fund
   Series 2005
     10-01-15             5.00       500,000                    551,690
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water Revolving Fund
   Series 2001
     10-01-14             5.00       500,000                    532,305
     10-01-20             5.00     1,000,000                  1,058,240
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water State Revolving Fund
   Series 2002
     10-01-20             5.38     1,000,000                  1,094,080
     10-01-21             5.38     1,000,000                  1,092,430
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water Revolving Fund
   Series 2006
     10-01-27             5.00       390,000                    422,390
Michigan Municipal Bond Authority
   Revenue Bonds
   School District City of Detroit
   Series 2005 (FSA)
     06-01-19             5.00       500,000                    539,795
Michigan Public Power Agency
   Refunding Revenue Bonds
   Belle River Project
   Series 2002A (MBIA)
     01-01-09             5.25     1,000,000                  1,033,850
     01-01-14             5.25       500,000                    550,765
Michigan State Building Authority
   Refunding Revenue Bonds
   Facilities Program
   Series 2003 II (MBIA)
     10-15-29             5.00     1,000,000                  1,062,520




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006


RiverSource Michigan Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                 VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Michigan State Hospital Finance Authority
   Refunding Revenue Bonds
   Henry Ford Health System
   Series 2006A
     11-15-26             5.00%     $500,000                   $531,815
     11-15-46             5.25       750,000                    804,630
Michigan State Hospital Finance Authority
   Revenue Bonds
   Oakwood Obligated Group
   Series 2003
     11-01-18             5.50     1,000,000                  1,087,180
Michigan State Hospital Finance Authority
   Revenue Bonds
   Series 2006A
     04-15-36             5.00       500,000                    522,400
Michigan Strategic Fund
   Refunding Revenue Bonds
   Detroit Edison
   Series 1990BB (MBIA)
     07-15-08             7.00     1,000,000                  1,053,190
Plymouth-Canton Community School District
   Unlimited General Obligation Refunding Bonds
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-15             5.25       600,000(h)                 658,320
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2002C (XLCA)
     07-01-13             5.50     1,000,000(c)               1,117,109
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
     07-01-12             5.00       500,000(c)                 536,870
Roseville School District
   Refunding Unlimited General Obligation Bonds
   School Building & Site
   Series 2006 (FSA)
   (Qualified School Bond Loan Fund)
     05-01-23             5.00       500,000                    541,300
Saline Area Schools
   Unlimited General Obligation Bonds
   Series 2000A
   (Qualified School Bond Loan Fund)
     05-01-09             4.75     1,000,000                  1,026,940

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                 VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

South Lyon Community Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003 (FGIC)
     05-01-28             5.00%   $1,000,000                 $1,077,710
Southfield Public Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003A
   (Qualified School Bond Loan Fund)
     05-01-22             5.25     1,025,000                  1,114,226
State of Michigan
   Certificate of Participation
   Series 2004A (MBIA)
     09-01-11             4.25       750,000                    773,670
Summit Academy North
   Prerefunded Certificate of Participation
   Series 2001
     07-01-30             7.38       750,000                    843,818
Summit Academy
   Prerefunded Certificate of Participation
   Full Term
   Series 1998
     09-01-18             7.00       455,000                    479,597
Troy City School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2006 (MBIA)
   (Qualified School Board Loan Fund)
     05-01-24             5.00       500,000                    542,940
Waverly Community School
   Prerefunded Unlimited General Obligation Bonds
   Series 2000 (FGIC)
     05-01-17             5.25     1,000,000                  1,055,360
Wayne County Airport Authority
   Revenue Bonds
   Detroit Metro Wayne County Airport
   Series 2005 (MBIA) A.M.T.
     12-01-19             4.75       500,000                    520,410
Western Township Utilities Authority
   Limited General Obligation Bonds
   Series 2002 (FGIC)
     01-01-08             5.00       500,000                    507,655
Williamston Community School District
   Unlimited General Obligation Bonds
   Series 1996 (MBIA)
   (Qualified School Bond Loan Fund)
     05-01-25             5.50     1,000,000                  1,160,210

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                 VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Wyandotte City School District
   Prerefunded Unlimited General Obligation Bonds
   Building & Site
   Series 2002
   (Qualified School Bond Loan Fund)
     05-01-14             5.38%   $1,250,000                 $1,362,550
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $44,518,769)                                         $46,377,451
-----------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (1.2%)(g)

NAME OF                  COUPON   PRINCIPAL                  VALUE(a)
ISSUER AND                RATE     AMOUNT
TITLE OF
ISSUE(d)

Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 (MBIA)
     07-01-17             5.50%     $500,000(c)                $579,565
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $562,700)                                               $579,565
-----------------------------------------------------------------------

MUNICIPAL NOTES (2.3%)

ISSUE(d,e,f)          EFFECTIVE    AMOUNT                   VALUE(a)
                         YIELD    PAYABLE AT
                                   MATURITY

Royal Oak Hospital Finance Authority
   Refunding Revenue Bonds
   William Beaumont University
   V.R.D.N. Series 2006 (Morgan Stanley Bank) AMBAC
     01-01-20             3.60%     $100,000                   $100,000
University of Michigan
   Refunding Revenue Bonds
   University of Michigan Hospitals
   V.R.D.N. Series 1992A
     12-01-19             3.57     1,000,000                  1,000,000
-----------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,100,000)                                           $1,100,000
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $46,181,469)(i)                                      $48,057,016
=======================================================================



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006


RiverSource Michigan Tax-Exempt Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      9.9% of net assets at Nov. 30, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      CIFG     -- IXIS Financial Guaranty
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Nov. 30, 2006, the value of securities subject to alternative minimum tax represented
                  2.3% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.
      Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(g)   Municipal Bonds Held in Trust -- The Fund enters into transactions
      (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's investment in securities.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                          NOTIONAL AMOUNT
      -------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                            $  600,000
      U.S. Treasury Note, Dec. 2006, 10-year                          1,000,000

(i) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $45,931,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $1,897,000
      Unrealized depreciation                                           (21,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                    $1,876,000
      -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
11   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Minnesota Tax-Exempt Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (93.8%)

NAME OF                  COUPON   PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Anoka County Housing & Redevelopment Authority
   Unlimited General Obligation Bonds
   Housing Development
   Series 2004 (AMBAC)
     02-01-34             5.00%   $1,355,000                 $1,438,522
Anoka-Hennepin Independent School District #11
   Unlimited General Obligation Bonds
   Series 2001A
   (School District Credit Enhancement Program)
     02-01-09             5.00     2,415,000                  2,487,450
     02-01-10             5.00     1,000,000                  1,042,880
     02-01-13             5.00     4,175,000                  4,408,424
     02-01-15             5.00     1,990,000                  2,097,341
     02-01-16             5.00     2,000,000                  2,107,880
Austin Housing & Redevelopment Authority
   Revenue Bonds
   Courtyard Residence Project
   Series 2000A
     01-01-32             7.25     2,000,000                  2,103,340
Bloomington Independent School District #271
   Unlimited General Obligation Bonds
   Series 2001A (FSA)
   (School District Credit Enhancement Program)
     02-01-24             5.13     4,000,000(h)               4,271,720
City of Breckenridge
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
     05-01-30             5.00     3,335,000                  3,538,035
City of Chaska
   Refunding Revenue Bonds
   Generating Facilities
   Series 2005A
     10-01-20             5.25     1,165,000                  1,282,292
     10-01-30             5.00     3,800,000                  4,021,958
City of Minneapolis
   Revenue Bonds
   Fairview Health Services
   Series 2002B (MBIA)
     05-15-14             5.50     2,050,000                  2,257,850
     05-15-15             5.50     2,160,000                  2,380,126
     05-15-16             5.50     2,200,000                  2,425,346
     05-15-17             5.50     1,295,000                  1,424,953
City of Minneapolis
   Unlimited General Obligation Bonds
   Convention Center
   Series 2002
     12-01-12             5.00     1,500,000                  1,581,375
City of Minneapolis
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2001
     12-01-11             5.00     3,035,000                  3,241,744

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON   PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

City of Stillwater
   Revenue Bonds
   Health System Obligation Group
   Series 2005
     06-01-19             5.00%   $2,505,000                 $2,646,858
     06-01-25             5.00     1,750,000(h)               1,838,883
     06-01-35             5.00     3,145,000                  3,304,735
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2001 (FSA)
     07-01-16             5.50     1,500,000(c)               1,726,380
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2006A
     07-01-27             5.25     2,000,000(c)               2,190,480
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public Improvement Bonds
   Series 2006B
     07-01-32             5.25     2,000,000(c)               2,185,500
     07-01-35             5.00     1,500,000(c)               1,591,305
County of Anoka
   Limited General Obligation Refunding Bonds
   Capital Improvement
   Series 2001C (MBIA)
     02-01-09             4.60     2,960,000                  3,028,139
County of Ramsey
   Unlimited General Obligation Refunding Bonds
   Capital Improvement Plan
   Series 2002B
     02-01-10             5.25     2,150,000                  2,263,348
     02-01-14             5.25     3,840,000                  4,105,267
County of Washington
   Unlimited General Obligation Refunding Bonds
   Capital Improvement Plan
   Series 2000A
     02-01-20             5.50     1,000,000                  1,056,760
Edina Independent School District #273
   Unlimited General Obligation Bonds
   Series 2004
     02-01-12             4.00     3,700,000                  3,781,178
     02-01-22             4.25     3,000,000                  3,038,790
     02-01-23             4.50     3,000,000                  3,102,510
     02-01-24             4.50     3,400,000                  3,533,178
Elk River Independent School District #728
   Unlimited General Obligation Bonds
   Series 2002A (FSA)
   (School District Credit Enhancement Program)
     02-01-16             5.00     3,000,000                  3,228,180

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON   PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Farmington Independent School District #192
   Unlimited General Obligation Bonds
   School Building
   Series 2005B (FSA)
   (School District Credit Enhancement Program)
     02-01-21             5.00%   $3,615,000                 $3,900,802
Hennepin County
   Unlimited General Obligation Bonds
   Series 2003
     12-01-06             4.00     2,000,000                  2,000,021
     12-01-23             4.75     2,000,000                  2,083,760
Lake Superior Independent School District #381
   Unlimited General Obligation Bonds
   Building
   Series 2002A (FSA)
   (School District Credit Enhancement Program)
     04-01-13             5.00     1,795,000(h)               1,939,031
Lakeville Independent School District #194
   Unlimited General Obligation Refunding Bonds
   Series 1997A
   (School District Credit Enhancement Program)
     02-01-22             5.13     2,400,000                  2,442,864
Marshall Independent School District #413
   Unlimited General Obligation Bonds
   Series 2003A (FSA)
   (School District Credit Enhancement Program)
     02-01-19             4.13     1,560,000                  1,581,668
Metropolitan Council Minneapolis-St. Paul
   Metropolitan Area
   Unlimited General Obligation Bonds
   Transportation
   Series 2002C
     02-01-09             5.00     3,240,000                  3,341,963
Minneapolis & St. Paul
   Housing & Redevelopment Authority
   Revenue Bonds
   HealthPartners Obligation Group Project
   Series 2003
     12-01-12             5.25     1,000,000                  1,063,250
     12-01-15             5.13     1,500,000                  1,585,140
     12-01-16             5.25     1,250,000                  1,330,338
Minneapolis & St. Paul
   Housing & Redevelopment Authority
   Revenue Bonds
   HealthSpan
   Series 1993A (AMBAC)
     11-15-18             4.75     5,000,000                  5,002,400
Minneapolis Community Development Agency
   Revenue Bonds
   Limited Tax - Common Bond Fund
   Series 1996-1
     06-01-11             6.00       980,000                    991,623




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON   PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Minneapolis Community Development Agency
   Revenue Bonds
   Limited Tax - Common Bond Fund
   Series 1997-7A
     06-01-12             5.50%     $250,000                   $254,670
Minneapolis Community Development Agency
   Revenue Bonds
   Limited Tax - Common Bond Fund
   Series 2001-2-A A.M.T.
     06-01-19             5.88     1,000,000                  1,075,920
Minneapolis Special School District #1
   Refunding Certificate of Participation
   Series 2002B (FSA)
   (School District Credit Enhancement Program)
     02-01-10             5.00     1,000,000                  1,045,310
Minneapolis/St. Paul Housing Finance Board
   Revenue Bonds
   Mortgage-backed-City Living
   Series 2006A-5 (GNMA/FNMA/FHLMC)
     04-01-27             5.45     2,250,000                  2,417,063
Minneapolis/St. Paul Housing Finance Board
   Revenue Bonds
   Single Family Housing
   Series 2005-A-4 (GNMA/FNMA/FHLMC) A.M.T.
     12-01-37             4.70       105,527                    107,011
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Series 1998A (AMBAC)
     01-01-24             5.20     4,000,000                  4,112,360
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds Series 1999B (FGIC) A.M.T.
     01-01-16             5.63     2,920,000(h)               3,059,897
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds Series 2001B (FGIC) A.M.T.
     01-01-16             5.75     4,875,000                  5,222,783
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Sub Series 2001C (FGIC)
     01-01-18             5.50     2,000,000(h)               2,148,960
     01-01-32             5.25     7,000,000                  7,401,029
Minnesota Agricultural & Economic Development Board
   Prerefunded Revenue Bonds
   Health Care System
   Series 2000A
     11-15-22             6.38     4,845,000                  5,384,830
     11-15-29             6.38     2,910,000                  3,234,232
Minnesota Agricultural & Economic Development Board
   Revenue Bonds
   Health Care System - Benedictine Health
   Series 1999A (MBIA)
     02-15-16             4.75     1,000,000                  1,041,440

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON   PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Minnesota Agricultural & Economic Development Board
   Unrefunded Revenue Bonds
   Health Care System
   Series 2000A
     11-15-22             6.38%     $155,000                   $172,028
     11-15-29             6.38        90,000                    100,168
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   Macalester College
   6th Series 2004B
     03-01-17             5.00     2,395,000                  2,578,409
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. John's University
   6th Series 2005G
     10-01-22             5.00     2,000,000                  2,148,880
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   University of St. Thomas
   5th Series 2004Y
     10-01-34             5.25     2,800,000                  3,025,120
Minnesota Housing Finance Agency
   Revenue Bonds
   Residential Housing Finance
   Series 2006B A.M.T.
     07-01-26             4.75     1,905,000                  1,954,873
     07-01-31             4.85     2,570,000                  2,642,525
     01-01-37             5.75     3,000,000                  3,240,120
     07-01-37             4.90     5,000,000                  5,122,900
Minnesota Housing Finance Agency
   Revenue Bonds
   Single Family Mortgage
   Series 1996J A.M.T.
     07-01-21             5.60        90,000                     92,108
Minnesota Housing Finance Agency
   Revenue Bonds
   Single Family Mortgage
   Series 1997K A.M.T.
     01-01-26             5.75       975,000                    994,022
Minnesota Public Facilities Authority
   Prerefunded Revenue Bonds
   Series 2001A
     03-01-20             5.00     4,000,000                  4,180,760
Minnesota Public Facilities Authority
   Revenue Bonds
   Series 2002B
     03-01-10             5.00     2,500,000                  2,617,650
     03-01-13             5.25     2,500,000                  2,740,225
     03-01-14             5.25     2,500,000                  2,767,375
Minnesota Public Facilities Authority
   Revenue Bonds
   Series 2005C
     03-01-25             5.00     2,000,000                  2,156,560
Minnesota State Municipal Power Agency
   Revenue Bonds
   Series 2004A
     10-01-29             5.13     3,500,000                  3,728,165

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON   PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Minnesota State Municipal Power Agency
   Revenue Bonds
   Series 2005
     10-01-30             5.00%   $2,000,000                 $2,116,820
Monticello Big Lake Community Hospital District
   Revenue Bonds
   Health Care Facilities
   Series 1998A
   (Asset Guaranty/Radian Group Financial Guaranty)
     12-01-19             5.75     1,600,000                  1,685,504
Northern Municipal Power Agency
   Refunding Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1989A (AMBAC)
     01-01-10             3.80     2,000,000(b)               1,779,420
Northern Municipal Power Agency
   Refunding Revenue Bonds
   Series 1998B (AMBAC)
     01-01-20             4.75     5,000,000                  5,145,150
Northfield
   Revenue Bonds
   Series 2006
     11-01-31             5.38     1,500,000                  1,580,745
Osseo Independent School District #279
   Unlimited General Obligation Bonds
   Series 2002A (FSA)
   (School District Credit Enhancement Program)
     02-01-11             5.00     1,570,000                  1,659,647
     02-01-12             5.00     3,455,000                  3,690,666
     02-01-15             5.25     3,585,000                  3,874,919
Osseo Independent School District #279
   Unlimited General Obligation Refunding Bonds
   School Building
   Series 2000A
   (School District Credit Enhancement Program)
     02-01-13             5.75     3,200,000                  3,435,776
     02-01-14             5.75     1,100,000                  1,179,497
Plymouth Housing & Redevelopment Authority
   Unlimited General Obligation Bonds
   Governmental Housing Project
   Series 2005
     02-01-35             5.00     2,135,000                  2,303,793
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2003NN (MBIA)
     07-01-32             5.00     2,820,000(c)               2,991,512
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
     07-01-13             6.25     1,650,000(c)               1,876,941
Puerto Rico Municipal Finance Agency
   Revenue Bonds
   Series 2002A (FSA)
     08-01-17             5.25     2,250,000(c)               2,441,925




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON   PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Puerto Rico Municipal Finance Agency
   Unlimited General Obligation Bonds
   Series 2005A
     08-01-11             5.00%   $1,000,000(c)              $1,050,280
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
     07-01-12             5.00     1,500,000(c)               1,610,610
Shakopee
   Revenue Bonds
   St. Francis Regional Medical Center
   Series 2004
     09-01-25             5.10     3,300,000                  3,478,662
South Washington County ISD# 833
   Unlimited General Obligation Bonds
   School Building
   Series 2006A (FSA)
     02-01-15             5.00     4,500,000                  4,934,970
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1994A (MBIA)
     01-01-19             6.67    17,000,000(b)              10,427,459
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Series 2002A (AMBAC)
     01-01-17             5.25     6,000,000                  6,775,919
St. Cloud Housing & Redevelopment Authority
   Revenue Bonds
   State University Foundation Project
   Series 2002
     05-01-18             5.13     3,000,000                  3,204,570
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Community of Peace Academy Project
   Series 2001A
     12-01-30             7.88     2,390,000                  2,567,003
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Healtheast Project
   Series 2005
     11-15-25             6.00     1,250,000                  1,386,763
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   HealthPartners Obligation Group Project
   Series 2006
     05-15-23             5.25     1,000,000                  1,072,840
     05-15-26             5.25     1,000,000                  1,069,500
     05-15-36             5.25     1,500,000                  1,598,025
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Lyngblomsten Care Center Housing Project
   Series 1993
     11-01-17             7.13     1,410,000                  1,419,447

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON   PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Rental - Lyngblomsten Housing Project
   Series 1993
     11-01-24             7.00%   $1,640,000                 $1,648,528
St. Paul Port Authority
   Revenue Bonds
   Office Building at Cedar Street
   Series 2003
     12-01-23             5.00     5,000,000                  5,317,900
     12-01-27             5.13     5,350,000                  5,723,912
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2001
     10-01-10             5.00     5,000,000                  5,269,550
     10-01-14             5.00     4,000,000(h)               4,263,920
     10-01-15             5.00     4,455,000                  4,757,094
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2002
     08-01-10             5.00     4,075,000                  4,285,718
     11-01-15             5.25     3,575,000                  3,902,077
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2003
     08-01-12             5.00     2,000,000                  2,153,700
Steele County
   Refunding Revenue Bonds
   Elderly Housing Project
   Series 2000
     06-01-30             6.88     2,205,000                  2,431,409
Todd Morrison Cass & Wadena Counties
   United Hospital District
   Unlimited General Obligation Bonds
   Health Care Facilities-Lakewood
   Series 2004
     12-01-34             5.00     2,500,000                  2,615,525
Virginia Housing & Redevelopment Authority
   Revenue Bonds
   Series 2005
     10-01-20             5.13     1,350,000                  1,410,791
Western Minnesota Municipal Power Agency
   Revenue Bonds
   Series 2003A (MBIA)
     01-01-26             5.00     7,250,000                  7,685,362
White Bear Lake Independent School District #624
   Unlimited General Obligation Refunding Bonds
   School Building
   Series 2002C (FSA)
   (School District Credit Enhancement Program)
     02-01-09             5.00     1,375,000                  1,417,983
White Bear Lake Independent School District #624
   Unlimited General Obligation Refunding Bonds
   Series 2002B (FGIC)
   (School District Credit Enhancement Program)
     02-01-13             5.00     1,405,000                  1,501,509
     02-01-14             5.00     1,480,000                  1,580,226

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON   PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Willmar
   Unlimited General Obligation Bonds
   Rice Memorial Hospital Project
   Series 2002 (FSA)
     02-01-11             5.00%   $1,025,000                 $1,081,098
     02-01-12             5.00     1,120,000                  1,193,125
     02-01-13             5.00     1,200,000                  1,289,904
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $311,698,977)                                       $324,650,674
-----------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (8.2%)(g)

NAME OF                  COUPON   PRINCIPAL                  VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(d,e)

Elk River Independent School District #728
   Unlimited General Obligation Bonds
   Series 2002 (FSA)
   (School District Credit Enhancement Program)
     02-01-18             5.25%   $3,600,000                 $3,923,100
     02-01-19             5.25     3,450,000                  3,751,703
     02-01-20             5.25     2,850,000                  3,102,510
     02-01-21             5.25     3,865,000                  4,202,994
Minnesota Housing Finance Agency
   Revenue Bonds
   Series 2002 A.M.T.
     07-01-33             5.65     3,101,000                  3,207,672
University of Minnesota
   Revenue Bonds
   Series 2002
     07-01-21             5.50     8,500,000                 10,007,823
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $26,161,386)                                         $28,195,802
-----------------------------------------------------------------------

MUNICIPAL NOTES (1.5%)

ISSUE(d,e,f)            EFFECTIVE   AMOUNT                      VALUE
                          YIELD   PAYABLE AT
                                   MATURITY

Center City
   Revenue Bonds
   Hazelden Foundation Project
   V.R.D.N. Series 2005 (Bank of New York)
     11-01-35             3.65%     $800,000                   $800,000
City of Minneapolis
   Revenue Bonds
   Guthrie Theater Project
   V.R.D.N. Series 2003A (Wells Fargo Bank)
     10-01-23             3.33       700,000                    700,000
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. Olaf College
   V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
     10-01-30             3.65     2,300,000                  2,300,000




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006


RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL NOTES (CONTINUED)

ISSUE(d,e,f)           EFFECTIVE    AMOUNT                       VALUE
                         YIELD    PAYABLE AT
                                   MATURITY

St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Minnesota Public Radio Project
   V.R.D.N. Series 2005 (Allied Irish Bank)
     10-01-25             3.65%     $620,000                   $620,000

MUNICIPAL NOTES (CONTINUED)

ISSUE(d,e,f)           EFFECTIVE    AMOUNT                       VALUE
                         YIELD    PAYABLE AT
                                   MATURITY

St. Paul Port Authority
   Revenue Bonds
   Minnesota Public Radio Project
   V.R.D.N. 7th Series 2005 (Allied Irish Bank)
     05-01-25             3.65%     $900,000                   $900,000
-----------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)

ISSUE(d,e,f)           EFFECTIVE    AMOUNT                       VALUE
                         YIELD    PAYABLE AT
                                   MATURITY
TOTAL MUNICIPAL NOTES
(Cost: $5,320,000)                                           $5,320,000
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $343,180,363)(i)                                    $358,166,476
-----------------------------------------------------------------------



NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      5.1% of net assets at Nov. 30, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee CGIC -- Capital Guaranty Insurance
                  Company
      CIFG     -- IXIS Financial Guaranty
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Nov. 30, 2006, the value of securities subject to alternative minimum tax represented
                  7.1% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.
      Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(g)   Municipal Bonds Held in Trust -- The Fund enters into transactions
      (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's investment in securities.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                          NOTIONAL AMOUNT
      -------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                            $4,100,000
      U.S. Treasury Note, Dec. 2006, 10-year                          6,800,000

(i) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $326,304,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $15,186,000
      Unrealized depreciation                                          (200,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                   $14,986,000
      -------------------------------------------------------------------------



--------------------------------------------------------------------------------
15   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

RiverSource Minnesota Tax-Exempt Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
16   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006

INVESTMENTS IN SECURITIES

RiverSource New York Tax-Exempt Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


MUNICIPAL BONDS (94.4%)

NAME OF                  COUPON   PRINCIPAL                   VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(b,c)

City of New York
   Prerefunded Unlimited General Obligation Bonds
   Series 2003I
     03-01-27             5.38%   $1,360,000                 $1,502,542
City of New York
   Unlimited General Obligation Bonds
   Series 2002C (XLCA)
     03-15-12             5.00     1,000,000                  1,065,700
City of New York
   Unlimited General Obligation Bonds
   Series 2002E
     08-01-16             5.75     2,000,000                  2,219,239
City of New York
   Unlimited General Obligation Bonds
   Series 2003J
     06-01-18             5.50     2,000,000                  2,208,399
     06-01-20             5.50     2,000,000                  2,199,920
City of New York
   Unlimited General Obligation Bonds
   Series 2004D
     11-01-34             5.00     1,000,000                  1,058,830
City of New York
   Unlimited General Obligation Bonds
   Series 2004E (FSA)
     11-01-22             5.00       750,000(f)                 805,635
City of New York
   Unrefunded Unlimited General Obligation Bonds
   Series 2003I
     03-01-27             5.38       640,000                    694,374
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2001A (FGIC)
     07-01-29             5.50     1,000,000(d)               1,228,380
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2004A
     07-01-24             5.00       500,000(d)                 526,695
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 2006B
     07-01-32             5.25       500,000(d)                 546,375
     07-01-35             5.00       375,000(d)                 397,826
County of Monroe
   Unlimited General Obligation Refunding & Public Improvement Bonds
   Series 1996 (MBIA)
     03-01-15             6.00     1,250,000                  1,452,488
Liberty Development Corporation
   Revenue Bonds
   Goldman Sachs Headquarters
   Series 2005
     10-01-35             5.25       500,000                    596,675

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON   PRINCIPAL                   VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(b,c)

Long Island Power Authority
   Revenue Bonds
   Series 1998-8 (AMBAC)
     04-01-09             5.25%   $1,000,000                 $1,039,340
Long Island Power Authority
   Revenue Bonds
   Series 2003C (CIFG)
     09-01-33             5.00        20,000                     21,231
Metropolitan Transportation Authority
   Prerefunded Revenue Bonds
   Series 1998A (FGIC)
     04-01-28             4.75     1,000,000                  1,086,220
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A
     01-01-16             5.75       500,000                    575,040
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A (AMBAC)
     11-15-19             5.50     1,000,000                  1,108,170
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2002A (FSA)
     11-15-26             5.50       750,000                    828,585
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2005F
     11-15-12             5.00       560,000                    599,749
     11-15-35             5.00       500,000                    531,860
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2006A
     11-15-22             5.00       750,000                    811,665
New York City Housing Development Corporation
   Revenue Bonds
   Capital Funding Program
   New York City Housing Authority Program
   Series 2005A (FGIC)
     07-01-25             5.00     1,500,000                  1,613,550
New York City Industrial Development Agency
   Revenue Bonds
   Queens Baseball Stadium Pilot
   Series 2006 (AMBAC)
     01-01-23             5.00       500,000                    544,130
     01-01-24             5.00       500,000                    543,265
New York City Industrial Development Agency
   Revenue Bonds
   Terminal One Group Association Project
   Series 2005 A.M.T.
     01-01-24             5.50       500,000                    547,020
New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2002A
     06-15-29             5.00     1,000,000                  1,054,210

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON   PRINCIPAL                   VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(b,c)

New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2004A
     06-15-39             5.00%   $1,000,000                 $1,059,770
New York City Transitional Finance Authority
   Prerefunded Revenue Bonds
   Future Tax
   Series 1999C
     05-01-25             5.50       220,000                    232,397
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2003D
     02-01-23             5.00       500,000                    531,220
     02-01-31             5.00     1,000,000                  1,056,830
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2004C
     02-01-33             5.00     1,000,000                  1,060,360
New York City Trust for Cultural Resources
   Revenue Bonds
   Museum of American Folk Art
   Series 2000 (ACA)
     07-01-22             6.00     1,000,000                  1,087,140
New York Counties Tobacco Trust II
   Revenue Bonds
   Tobacco Settlement Pass Thru Bonds
   Series 2001
     06-01-35             5.63       500,000                    519,560
New York State Dormitory Authority
   Prerefunded Revenue Bonds
   Series 1990B
     05-15-11             7.50       415,000                    459,189
New York State Dormitory Authority
   Revenue Bonds
   Brooklyn Law School
   Series 2003B (XLCA)
     07-01-30             5.13     1,000,000                  1,076,390
New York State Dormitory Authority
   Revenue Bonds
   Consolidated City University System
   Series 1993A
     07-01-13             5.75     3,000,000                  3,279,029
New York State Dormitory Authority
   Revenue Bonds
   Cornell University
   Series 2006A
     07-01-26             5.00     1,000,000                  1,085,480
New York State Dormitory Authority
   Revenue Bonds
   Education
   Series 2006C
     12-15-31             5.00       750,000                    813,383


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006


RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON   PRINCIPAL                   VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(b,c)

New York State Dormitory Authority
   Revenue Bonds
   Memorial Sloan-Kettering Center
   Series 2003-1 (MBIA)
     07-01-21             5.00%   $1,000,000                 $1,064,400
New York State Dormitory Authority
   Revenue Bonds
   Memorial Sloan-Kettering Center
   Series 2006-1
     07-01-35             5.00       500,000                    535,315
New York State Dormitory Authority
   Revenue Bonds
   Mental Health Services Facilities Improvement
   Series 2005E (FGIC)
     02-15-22             5.00       750,000(f)                 807,353
New York State Dormitory Authority
   Revenue Bonds
   Montefiore Hospital
   Series 2004 (FGIC/FHA)
     08-01-19             5.00       735,000                    795,248
New York State Dormitory Authority
   Revenue Bonds
   New York University Hospitals Center
   Series 2006A
     07-01-20             5.00       500,000                    514,470
New York State Dormitory Authority
   Revenue Bonds
   Pratt Institute
   Series 1999
   (Radian Group Financial Guaranty)
     07-01-20             6.00     1,500,000                  1,611,165
New York State Dormitory Authority
   Revenue Bonds
   Series 2002B (AMBAC)
     11-15-26             5.25     1,000,000                  1,079,870
New York State Dormitory Authority
   Revenue Bonds
   Series 2005F
     03-15-23             5.00       250,000                    269,833
New York State Dormitory Authority
   Unrefunded Revenue Bonds
   Series 1990B
     05-15-11             7.50       970,000                  1,072,655
New York State Environmental Facilities Corporation
   Revenue Bonds
   New York City Municipal Water Financing Project
   Series 2004
     06-15-26             5.00     1,000,000                  1,074,520
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   New York City Municipal Water Project
   Series 2002B
     06-15-31             5.00     1,000,000                  1,055,740

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON   PRINCIPAL                   VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(b,c)

New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   New York City Municipal Water Project
   Series 2002K
     06-15-28             5.00%   $1,000,000                 $1,059,310
New York State Thruway Authority
   Revenue Bonds
   Second General Resolution
   Series 2003B (FSA)
     04-01-21             4.75       835,000                    875,339
New York State Thruway Authority
   Revenue Bonds
   Series 2005G (FSA)
     01-01-24             5.00     1,000,000                  1,080,230
New York State Thruway Authority
   Revenue Bonds
   Transportation
   Series 2003A (MBIA)
     03-15-22             5.00     1,000,000                  1,063,530
New York State Thruway Authority
   Revenue Bonds
   Transportation
   Series 2004A (AMBAC)
     03-15-12             5.25       750,000                    811,958
New York State Urban Development Corporation
   Refunding Revenue Bonds
   Service Contract
   Series 2005 (FSA)
     01-01-17             5.00     1,000,000(f)               1,096,260
New York State Urban Development Corporation
   Revenue Bonds
   Series 2002A (XLCA)
     01-01-11             5.25     1,000,000                  1,063,900
Port Authority of New York & New Jersey
   Revenue Bonds
   Consolidated 143rd
   Series 2006 (FSA) A.M.T.
     10-01-21             5.00     1,000,000                  1,074,710
Puerto Rico Municipal Finance Agency
   Revenue Bonds
   Series 2002A (FSA)
     08-01-17             5.25     1,000,000(d)               1,085,300
Puerto Rico Public Finance Corporation
   Revenue Bonds
   Commonwealth Appropriation
   Series 2004A (MBIA)
     02-01-12             5.25     1,000,000(d)               1,077,940
Suffolk County Industrial Development Agency
   Prerefunded Revenue Bonds
   1st Mortgage Jeffersons Ferry
   Series 1999A
     11-01-28             7.25       250,000                    279,900
Tobacco Settlement Financing Authority
   Asset-backed Revenue Bonds
   Series 2003A-1
     06-01-16             5.50       500,000                    530,380
     06-01-19             4.25       500,000                    504,235

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON   PRINCIPAL                   VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(b,c)

Tobacco Settlement Financing Authority
   Revenue Bonds
   Series 2003B-1C
     06-01-14             5.50%     $500,000                   $523,635
     06-01-15             5.50       500,000                    531,055
Triborough Bridge & Tunnel Authority
   Refunding Revenue Bonds
   Series 2002B
     11-15-29             5.13     1,000,000                  1,064,410
Triborough Bridge & Tunnel Authority
   Revenue Bonds
   Convention Center Project
   Series 1990E
     01-01-11             6.00     1,145,000                  1,248,187
TSASC Incorporated
   Revenue Bonds
   Series 2006-1
     06-01-34             5.00       500,000                    511,905
     06-01-42             5.13       500,000                    514,715
Westchester Tobacco Asset Securitization
   Revenue Bonds
   Series 2005
     06-01-26             5.00       875,000(f)                 895,178
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $63,493,804)                                         $66,440,507
-----------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (8.7%)(g)

NAME OF                  COUPON   PRINCIPAL                   VALUE(a)
ISSUER AND                RATE      AMOUNT
TITLE OF
ISSUE(b,c)
City of New York
   Unlimited General Obligation Bonds
   Series 2000 (FGIC)
     05-15-16             5.88%   $2,495,000                 $2,711,116
New York Mortgage Agency
   Revenue Bonds
   Series 2002 A.M.T.
     04-01-32             5.40     1,200,000                  1,245,216
New York State Energy Research & Development Authority
   Revenue Bonds
   Series 2000-379 (MBIA)
     01-01-21             5.50       990,000                  1,001,167
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 (MBIA)
     07-01-17             5.50     1,000,000(d)               1,159,130
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $5,839,686)                                           $6,116,629
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource New York Tax-Exempt Fund

MUNICIPAL NOTES (1.3%)

ISSUE(b,c,e)            EFFECTIVE   AMOUNT                    VALUE(a)
                          YIELD   PAYABLE AT
                                   MATURITY

City of New York
   Unlimited General Obligation Bonds
   V.R.D.N. Series 2006H-1 (Dexia Credit Local)
     01-01-36             3.62%     $400,000                   $400,000
New York City Municipal Water Finance Authority
   2nd Generation Resolution Revenue Bonds
   V.R.D.N. Series 2005AA-2
     06-15-32             3.62       400,000                    400,000

MUNICIPAL NOTES (CONTINUED)

ISSUE(b,c,e)            EFFECTIVE   AMOUNT                    VALUE(a)
                          YIELD   PAYABLE AT
                                   MATURITY

New York City Municipal Water Finance Authority
   Revenue Bonds
   V.R.D.N. Series 1993C FGIC
     06-15-23             3.65      $100,000                   $100,000
-----------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $900,000)                                               $900,000
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $70,233,490)(h)                                      $73,457,136
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      CIFG     -- IXIS Financial Guaranty
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Nov. 30, 2006, the value of securities subject to alternative minimum tax represented
                  2.9% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N  -- Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      8.6% of net assets at Nov. 30, 2006.

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.
      Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                          NOTIONAL AMOUNT
      -------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                            $  900,000
      U.S. Treasury Note, Dec. 2006, 10-year                          1,400,000

(g)   Municipal Bonds Held in Trust -- The Fund enters into transactions
      (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's investment in securities.

(h) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $66,608,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $3,238,000
      Unrealized depreciation                                           (14,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                    $3,224,000
      -------------------------------------------------------------------------



--------------------------------------------------------------------------------
19   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource New York Tax-Exempt Fund

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's
      Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330);
      and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form
      N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
20   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006


INVESTMENTS IN SECURITIES

RiverSource Ohio Tax-Exempt Fund

NOV. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (96.7%)

NAME OF                  COUPON    PRINCIPAL                  VALUE(a)
ISSUER AND                RATE       AMOUNT
TITLE OF
ISSUE(b,c)

Bowling Green State University
   Refunding Revenue Bonds
   General Receipts
   Series 2005 (MBIA)
     06-01-15             5.00%     $500,000                   $550,425
Bowling Green State University
   Revenue Bonds
   Series 2003 (AMBAC)
     06-01-12             5.00     1,145,000                  1,227,726
Brookville Local School District
   Unlimited General Obligation Bonds
   Series 2003 (FSA)
     12-01-18             5.25     1,000,000                  1,097,910
Cincinnati City School District
   Limited General Obligation Bonds
   School Improvement
   Series 2002 (FSA)
     06-01-21             5.25     1,000,000                  1,084,250
Cincinnati City School District
   Unlimited General Obligation Refunding Bonds
   Classroom Construction & Improvement
   Series 2006 (FGIC)
     12-01-25             5.25       500,000                    592,930
City of Cincinnati
   Unlimited General Obligation Bonds
   Series 2000
     12-01-16             5.25     1,000,000                  1,065,770
City of Cleveland
   Limited General Obligation Refunding Bonds
   Series 2005 (AMBAC)
     10-01-23             5.50       500,000                    602,125
City of Cleveland
   Revenue Bonds
   Series 2002K (FGIC)
     01-01-10             5.00     1,000,000                  1,043,310
Cleveland State University
   Revenue Bonds
   Series 2003A (FGIC)
     06-01-15             5.00     1,000,000                  1,079,170
Cleveland State University
   Revenue Bonds
   Series 2004 (FGIC)
     06-01-24             5.25       500,000(g)                 547,550
Columbus City School District
   Prerefunded Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2004 (FSA)
     12-01-29             5.25       500,000                    557,935
Columbus City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003 (FGIC)
     12-01-11             5.00     1,000,000                  1,067,170

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                  VALUE(a)
ISSUER AND                RATE       AMOUNT
TITLE OF
ISSUE(b,c)

Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2001A (FGIC)
     07-01-29             5.50%     $500,000(d)                $614,190
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2006A
     07-01-27             5.25       250,000(d)                 273,810
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 2006B
     07-01-32             5.25       250,000(d)                 273,188
     07-01-35             5.00       250,000(d)                 265,218
County of Cuyahoga
   Limited General Obligation Bonds
   Series 1993
     05-15-13             5.60       450,000                    475,682
County of Cuyahoga
   Refunding Revenue Bonds
   Series 2003A
     01-01-17             6.00     1,000,000                  1,127,470
     01-01-32             6.00     1,000,000                  1,117,000
County of Cuyahoga
   Revenue Bonds
   Canton Incorporated Project
   Series 2000
     01-01-30             7.50       500,000(g)                 561,680
County of Erie
   Revenue Bonds
   Firelands Regional Medical Center
   Series 2002A
     08-15-32             5.63       245,000                    263,534
County of Montgomery
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
     05-01-30             5.00       750,000                    793,200
     05-01-32             5.00       500,000                    528,145
Dayton City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003A (FGIC)
     12-01-27             5.00     1,250,000                  1,331,838
     12-01-31             5.00     1,000,000                  1,063,110
Dayton City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003D (FGIC)
     12-01-17             5.00     1,000,000                  1,074,980

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                  VALUE(a)
ISSUER AND                RATE       AMOUNT
TITLE OF
ISSUE(b,c)

Franklin County
   Refunding Revenue Bonds
   OhioHealth Corporation
   Series 2003C
     05-15-24             5.25%   $1,000,000                 $1,074,480
Franklin County
   Refunding Revenue Bonds
   Trinity Health Credit
   Series 2005A
     06-01-20             5.00       500,000                    533,460
Jackson
   Prerefunded Revenue Bonds
   Consolidated Health System - Jackson Hospital
   Series 1999
   (Radian Group Financial Guaranty)
     10-01-20             6.13     1,000,000                  1,079,250
Kenston Local School District
   Unlimited General Obligation Bonds
   School Improvement
   Series 2003 (MBIA)
     12-01-16             5.00     1,000,000                  1,077,370
Lakewood
   Limited General Obligation Bonds
   Series 2003
     12-01-19             5.00     1,515,000                  1,606,096
Miami County
   Improvement Refunding Revenue Bonds
   Upper Valley Medical Center
   Series 2006
     05-15-26             5.25       500,000                    537,745
Miami University
   Refunding Revenue Bonds
   Series 2005 (AMBAC)
     09-01-23             4.75       500,000                    531,570
Ohio Housing Finance Agency
   Revenue Bonds
   Residential Mortgage-backed Securities
   Series 2006A (GNMA) A.M.T.
     09-01-26             4.75       500,000                    515,050
     09-01-36             4.90       500,000                    513,045
Ohio Housing Finance Agency
   Revenue Bonds
   Residential Mortgage-backed Securities
   Series 2006E (GNMA/FNMA) A.M.T.
     09-01-36             5.00       500,000                    515,450
Ohio Municipal Electric Generation Agency
   Refunding Revenue Bonds
   Joint Venture 5
   Series 2004 (AMBAC)
     02-15-24             4.75       750,000                    781,965




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource Ohio Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                  VALUE(a)
ISSUER AND                RATE       AMOUNT
TITLE OF
ISSUE(b,c)

Ohio State Building Authority
   Refunding Revenue Bonds
   State Facilities Adult Correctional Building Fund Projects
   Series 2001A (FSA)
     10-01-14             5.50%   $1,000,000                 $1,081,070
Ohio State Building Authority
   Revenue Bonds
   State Facilities Adult Correctional Building Fund Projects
   Series 2005A (FSA)
     04-01-22             5.00       750,000                    809,768
Ohio State Higher Educational Facility Commission
   Unrefunded Revenue Bonds
   Oberlin
   Series 1999
     10-01-29             5.00        85,000                     88,326
Port of Greater Cincinnati Development Authority
   Revenue Bonds
   Sisters of Mercy
   Series 2006
     10-01-25             5.00       500,000                    529,415
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
     07-01-13             6.25       250,000(d)                 284,385
Puerto Rico Infrastructure Financing Authority
   Refunding Special Tax Bonds
   Series 2005C (AMBAC)
     07-01-23             5.50       400,000(d)                 477,568
Puerto Rico Municipal Finance Agency
   Revenue Bonds
   Series 2002A (FSA)
     08-01-17             5.25       750,000(d)                 813,974
State of Ohio
   Revenue Bonds
   Mount Union College Project
   Series 2006
     10-01-31             5.00       500,000                    530,655
State of Ohio
   Unlimited General Obligation Bonds
   Common Schools Capital Facilities
   Series 2001A
     06-15-13             5.00     1,500,000(g)               1,580,160
State of Ohio
   Unlimited General Obligation Bonds
   Common Schools Capital Facilities
   Series 2001B
     09-15-20             5.00     1,000,000                  1,060,450
State of Ohio
   Unlimited General Obligation Bonds
   Conservation Projects
   Series 2005A
     03-01-20             5.00       500,000                    533,880

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON    PRINCIPAL                  VALUE(a)
ISSUER AND                RATE       AMOUNT
TITLE OF
ISSUE(b,c)

State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2002A
     08-01-18             5.38%     $500,000                   $542,865
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2003A
     05-01-11             5.00     1,000,000                  1,059,040
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2004B
     02-01-12             5.00       500,000                    533,860
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2005B
     05-01-23             5.00       500,000                    539,080
State of Ohio
   Unlimited General Obligation Bonds
   Highway Capital Improvements
   Series 2002G
     05-01-12             5.25       750,000                    812,183
State of Ohio
   Unlimited General Obligation Bonds
   Infrastructure Improvement
   Series 2005A
     09-01-21             5.00       500,000                    540,235
Summit County
   Limited General Obligation Bonds
   Series 2003
     12-01-18             5.25     1,490,000                  1,642,650
Toledo City School District
   Unlimited General Obligation Bonds
   School Facilities Improvement
   Series 2003 (FSA)
   (School District Credit Enhancement Program)
     12-01-15             5.00     1,000,000                  1,085,180
University of Akron
   Revenue Bonds
   Series 2003A (AMBAC)
     01-01-22             5.00     1,000,000                  1,061,710
University of Cincinnati
   Revenue Bonds
   Series 2001A (FGIC)
     06-01-14             5.50     1,000,000                  1,085,320
Warren County
   Limited General Obligation Bonds
   Series 1992
     12-01-12             6.10       445,000                    474,695
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $44,841,208)                                         $46,211,266
-----------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (1.2%)(e)

NAME OF                  COUPON    PRINCIPAL                  VALUE(a)
ISSUER AND                RATE       AMOUNT
TITLE OF
ISSUE(b)

Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 (MBIA)
     07-01-17             5.50%     $500,000(d)                $579,565
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $562,700)                                               $579,565
-----------------------------------------------------------------------

MUNICIPAL NOTES (0.8%)

ISSUE(c,f)      EFFECTIVE           AMOUNT                    VALUE(a)
                  YIELD           PAYABLE AT
                                   MATURITY

Ohio State Water Development Authority
   Refunding Revenue Bonds
   FirstEnergy Generation
   V.R.D.N. Series 2006A (Barclays Bank)
     05-15-19             3.64%     $400,000                   $400,000
-----------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $400,000)                                               $400,000
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $45,803,908)                                         $47,190,831
=======================================================================




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006



RiverSource Ohio Tax-Exempt Fund


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2006.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      CIFG     -- IXIS Financial Guaranty
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Nov. 30, 2006, the value of securities subject to alternative minimum tax represented
                  3.2% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      7.5% of net assets at Nov. 30, 2006.

(e)   Municipal Bonds Held in Trust -- The Fund enters into transactions
      (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's investment in securities.

(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.
      Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                          NOTIONAL AMOUNT
      -------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                              $600,000
      U.S. Treasury Note, Dec. 2006, 10-year                            900,000

(h) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $45,554,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $1,408,000
      Unrealized depreciation                                           (21,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                    $1,387,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
23   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT NOV. 30, 2006


                                                             S-6328-80 F (1/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource California Tax-Exempt Trust





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   January 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   January 29, 2007





By                                 /s/ Jeffrey P. Fox
                                   ------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   January 29, 2007